Loans (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	$ 3,772,745	$ 3,600,494
Recorded Investment With No Allowance	2,348,275	2,443,681
Recorded Investment With Allowance	994,469	956,813
Total Recorded Investment	3,342,744	3,400,494
Related Allowance	24,167	167,211
Average Recorded Investment	3,371,620	2,980,391
Interest Recognized	139,702	144,847
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With No Allowance	2,183,509	2,240,046
Recorded Investment With Allowance	241,580
Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	164,766	203,635
Recorded Investment With No Allowance	164,766	203,635
Recorded Investment With Allowance	0	0
Total Recorded Investment	164,766	203,635
Related Allowance	0	0
Average Recorded Investment	184,201	220,421
Interest Recognized	14,442	15,644
Real Estate Sector [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	2,455,090	2,240,046
Recorded Investment With No Allowance	2,183,509	2,240,046
Recorded Investment With Allowance	241,580	0
Total Recorded Investment	2,425,089	2,240,046
Related Allowance	7,580	0
Average Recorded Investment	2,332,568	2,281,563
Interest Recognized	125,260	115,663
Real Estate Sector [Member] | Construction and Land Development [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	1,152,889	1,156,813
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	752,889	956,813
Total Recorded Investment	752,889	956,813
Related Allowance	16,587	167,211
Average Recorded Investment	854,851	478,407
Interest Recognized	$ 0	$ 13,540